RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 6. RELATED PARTY TRANSACTIONS

On February 12, 2021, the Company entered into a note payable agreement with David Gandini, an officer and shareholder, under which Mr. Gandini advanced the Company $30,000 for working capital purposes.  The unsecured note carried interest at 0% and was paid in April 2021.

On March 30, 2021, the Company received notification from IDTEC that it was exercising a portion of the 106,667 warrants issued resulting from the 2020 Waiver Under Asset Purchase Agreement and Post-Closing Covenant Agreement with IDTEC.  The warrant exercise price was $1.50 per share. With the proceeds of the exercise, the Company paid $88,469 during the three-month period ended December 31, 2021 to settle an outstanding judgement against the Company which was considered as a non-permitted liability under the Post-Closing Covenant Agreement.  We issued 58,980 shares of our common stock for the $88,470 we received from IDTEC to pay the settlement. As the shares had not been issued by March 31, 2021, the amount received from IDTEC was included in the common stock subscriptions payable balance at March 31, 2021.

On March 3 and 31, 2021, the Company issued convertible notes payable (see Note 9) totaling $350,000 to existing shareholders holding a direct or indirect interest in the Company and $200,000 to a Company’s director and another director’s family member. The principal amount of the secured convertible debentures are convertible at $9 per share, and include warrants to purchase in total 91,667 shares of the Company’s common stock at $9 per share.

On May 31, 2021, the Company issued convertible notes payable (see Note 9) totaling $400,000 to existing shareholders holding a direct or indirect interest in the Company and $50,000 to a Company’s officer. The principal amount of the secured convertible debentures are convertible at $9 per share, and include warrants to purchase in total 75,000 shares of the Company’s common stock at $9 per share.

On March 1, 2022 the Board of Directors approved the designation of 3,000,000 shares of the Company’s Preferred Stock as “Series B Convertible Preferred Stock”.  The Series B Convertible Preferred Stock shares were issued in exchange for 333,333 shares of the Company’s common stock held by the Company’s CEO David Gandini and 666,667 shares of the Company’s common stock held by IDTEC SPV, LLC, an entity controlled by a beneficial owner of the Company (see Note 12).

NOTE 7. RELATED PARTY TRANSACTIONS

On July 1, 2015, the Company amended the December 3, 2014 note payable agreement with Lanphere Law Group,  which forgave $108,000 of the note payable’s principal balance. This debt forgiveness decreased the original principal balance on the note of $214,334 to a new principal balance of $106,335, and a related party gain of $108,000 was recorded to additional paid-in capital. This amendment also extended the note payable’s due date to December 2, 2015. The note was converted to common stock during the year ended December 31, 2020.

On March 8, 2017, Lanphere Law Group irrevocably elected to exercise warrants in order to acquire 323,200 shares of the Company’s common stock in exchange for an aggregate exercise price of $112,871, which was used for the deduction of $74,672 of principal and $38,199 of accrued interest related to the December 3, 2014 note payable agreement with Lanphere Law Group. The forgiveness of the note payable principal of $74,672 was recorded to equity and the $38,199 of related accrued interest was also recorded to equity. The principal balance of the note after the debt deduction was $31,662. On January 3, 2020, the note payable principal balance of $31,662 was converted to 3,173 common shares at a per share price of $9.978.

On January 3, 2020, the Company entered into a Debt Conversion and Common Stock Purchase Plan with Michael Lanphere, a beneficial owner of the Company, under which he agreed to exercise warrants and the Company agreed to issue 151,366 shares of its common stock in exchange for a reduction in the amounts owed to Mr. Lanphere under two promissory notes. Mr. Lanphere’s option to acquire the shares was under the terms of certain Loan Agreement with Promissory Note and Stock Fees agreements entered into with the Company and Mr. Lanphere on April 17, 2019 and July 17, 2019. The amount of the debt reduction, and therefore the purchase price of the shares, was approximately $66,000 which was used for the deduction of related party notes payable principal of approximately $66,000. 60,132 common shares were issued on January 3, 2020 at an effective conversion price of $0.399 and 91,233 common shares were issued on January 3, 2020 at an effective conversion price of $0.459. After this exercise, Lanphere Law Group owns no warrants for shares of our common stock.

On January 3, 2020, the Company entered into another Debt Conversion and Common Stock Purchase Plan with Michael Lanphere, under which the Company agreed to issue 21,085 shares of its common stock in exchange for a reduction in the amounts owed to Mr. Lanphere under numerous other remaining promissory notes. The amount of the debt reduction, and therefore the purchase price of the shares, was $210,285 which was used for the deduction of related party notes payable principal of $169,606 and accrued interest of $40,679. Based on the fair value of the shares issued, the Company recognized a related party gain of approximately $52,000 and accounted for it as additional paid-in capital. The common shares were issued on January 3, 2020 at an effective conversion price of $9.978 per share.

On January 3, 2020, the Company entered into a Debt Conversion and Common Stock Purchase Plan with Vernon Justus, a shareholder, under which the Company agreed to issue 28,321 shares of its common stock in exchange for a reduction in the amounts owed to Mr. Justus under a promissory note. The amount of the debt reduction, and therefore the purchase price of the shares, was $282,588 which was used for the deduction of a related party note payable principal of $180,001 and accrued interest of $102,587. Based on the fair value of the shares issued, the Company recognized a related party gain of approximately $70,000 and accounted for it as additional paid-in capital. The common shares were issued on January 3, 2020 at an effective conversion price of $9.978 per share.

On January 16, 2020, the Company entered into a Accounts Payable Conversion and Common Stock Purchase Plan with Michael Lanphere, , under which the Company agreed to issue 71,628 shares of its common stock in exchange for a reduction in the amounts owed to Mr. Lanphere for unpaid legal bills. The amount of the debt reduction, and therefore the purchase price of the shares, was $714,700 which was used for the deduction of related party payables of $714,700. Based on the fair value of the shares issued, the Company recognized a related party gain of approximately $222,000 and accounted for it as additional paid-in capital. The common shares were issued on January 16, 2020 at an effective conversion price of $9.978 per share.

On January 30, 2020, the Company entered into a Debt Conversion and Common Stock Purchase Plan with Devadatt Mishal, one of the Company’s former directors and current shareholder, under which the Company agreed to issue 166,655 shares of its common stock in exchange for a reduction in the amounts owed to Mr. Mishal under numerous promissory notes. The amount of the debt reduction, and therefore the purchase price of the shares, was $456,641 which was used for the deduction of related party notes payable principal of $270,300 and accrued interest of $186,341. The Company also recorded a loss on related party debt extinguishment of approximately $144,000. The common shares were issued on January 30, 2020 at an effective conversion price of $2.74395 per share.

On March 23, 2020, the Company entered into a Debt Conversion and Common Stock Purchase Plan with Prakash Gadgil, one of the Company’s former directors and current shareholder, under which the Company agreed to issue 195 shares of its common stock in exchange for a reduction in the amounts owed to Mr. Gadgil under a promissory note. The amount of the debt reduction, and therefore the purchase price of the shares, was $1,950 which was used for the deduction of a related party note payable principal of $1,950. Based on the fair value of the shares issued, the Company recognized a related party gain of approximately $1,000 and accounted for it as additional paid-in capital. The common shares were issued on March 23, 2020 at an effective conversion price of $9.978 per share.

On April 6, 2020, the Company agreed with Nick Noceti, the Company’s former Chief Financial Officer, to issue 38,437 shares of its common stock in exchange for amounts due for accounting fees. The amount of the debt reduction, and therefore the purchase price of the shares, was $127,840 which was used for the deduction of a related party accounts payable of $127,480. Based on the fair value of the shares issued, the Company recognized a related party gain of approximately $49,000 and accounted for it as additional paid-in capital. The common shares were issued on April 4, 2020 at an effective conversion price of $9.978 per share.

On April 7, 2020, the Company agreed with Charles Bennington, one of the Company’s directors, to issue 2,277 shares of its common stock in exchange for amounts due for Board of Director fees. The amount of the debt reduction, and therefore the purchase price of the shares, was $9,656 which was used for the deduction of a related party accounts payable of $9,656. Based on the fair value of the shares issued, the Company recognized a related party gain of approximately $2,000 and accounted for it as additional paid-in capital. The common shares were issued on April 7, 2020 at an effective conversion price of $4.23 per share.

On February 12, 2021, the Company entered into a note payable agreement with David Gandini, an officer and shareholder, under which Mr. Gandini advanced the Company $30,000 for working capital purposes.  The unsecured note carried interest at 0% and was paid in April 2021.

On March 30, 2021, the Company received notification from IDTEC that it was exercising a portion of the 106,667 warrants issued resulting from the Waiver Under Asset Purchase Agreement and Post-Closing Covenant Agreement.  The warrant exercise price is $1.50 per share.  With the proceeds of the exercise, we paid $88,469 during the year ended December 31, 2021 to settle an outstanding judgement (see Note 16) against the Company which was considered as a non-permitted liability under the Post-Closing Covenant Agreement.  We issued 58,980 shares of our common stock for the $88,470 we received from IDTEC to pay the settlement.

On March 3 and 31, 2021, the Company issued convertible notes payable (see Note 10) totaling $350,000 to existing shareholders holding a direct or indirect interest in the Company and $200,000 to a Company’s director, an entity owned by a Company’s director and another director’s family member. The principal amount of the secured convertible debentures are convertible at $9 per share, and include warrants to purchase in total 91,667 shares of the Company’s common stock at $9 per share.

On May 31, 2021, the Company issued convertible notes payable (see Note 10) totaling $400,000 to existing shareholders holding a direct or indirect interest in the Company and $50,000 to a Company’s officer. The principal amount of the secured convertible debentures are convertible at $9 per share, and include warrants to purchase in total 75,000 shares of the Company’s common stock at $9 per share.